Business segment information (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Components of Segment Sales and Operating Revenue
Segment sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Sales and operating revenue:
Game & Network Services —
Customers	1,848,298	2,224,622	1,919,760
Intersegment	95,514	86,250	57,791

Total	1,943,812	2,310,872	1,977,551
Music —
Customers	784,792	795,025	838,592
Intersegment	15,203	12,464	11,317

Total	799,995	807,489	849,909
Pictures —
Customers	1,010,173	985,270	1,010,714
Intersegment	894	1,603	1,140

Total	1,011,067	986,873	1,011,854
Electronics Products & Solutions —
Customers	2,582,813	2,303,167	1,969,880
Intersegment	17,542	17,461	21,388

Total	2,600,355	2,320,628	1,991,268
Imaging & Sensing Solutions —
Customers	726,892	770,622	985,259
Intersegment	123,118	108,708	85,317

Total	850,010	879,330	1,070,576
Financial Services —
Customers	1,221,235	1,274,708	1,299,847
Intersegment	7,142	7,831	7,901

Total	1,228,377	1,282,539	1,307,748
All Other —
Customers	351,527	299,806	214,999
Intersegment	55,647	45,931	36,421

Total	407,174	345,737	251,420
Corporate and elimination	(296,808)	(267,781)	(200,441)

Consolidated total	8,543,982	8,665,687	8,259,885

Components of Segment Profit or Loss
Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Operating income (loss):
Game & Network Services	177,478	311,092	238,400
Music	127,786	232,487	142,345
Pictures	41,110	54,599	68,157
Electronics Products & Solutions	133,129	76,508	87,276
Imaging & Sensing Solutions	164,023	143,874	235,584
Financial Services	178,947	161,477	129,597
All Other	(23,530)	(11,127)	16,288

Total	798,943	968,910	917,647
Corporate and elimination	(64,083)	(74,675)	(72,188)

Consolidated operating income	734,860	894,235	845,459
Other income	23,728	144,735	21,949
Other expenses	(59,539)	(27,322)	(67,958)

Consolidated income before income taxes	699,049	1,011,648	799,450

Components of Other Significant Items
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Equity in net income (loss) of affiliated companies:
Game & Network Services	—	—	—
Music	4,483	(6,915)	4,239
Pictures	(129)	106	(629)
Electronics Products & Solutions	(102)	(38)	136
Imaging & Sensing Solutions	—	—	0
Financial Services	(61)	(682)	(104)
All Other	4,378	4,530	5,995

Consolidated total	8,569	(2,999)	9,637

Depreciation and amortization:
Game & Network Services	29,091	29,023	29,135
Music	18,230	21,259	29,137
Pictures	24,458	24,081	21,665
Electronics Products & Solutions	64,279	61,749	63,291
Imaging & Sensing Solutions	99,258	110,746	134,035
Financial Services, including deferred insurance acquisition costs	79,843	91,179	106,667
All Other	5,910	4,940	5,095

Total	321,069	342,977	389,025
Corporate	40,375	31,049	27,617

Consolidated total	361,444	374,026	416,642

Sales and Operating Revenue to External Customers by Product Category
The following table is a breakdown of sales and operating revenue to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Sales and operating revenue:
Game & Network Services
Digital Software and Add-on Content	762,220	1,102,231	1,010,296
Network Services	270,972	326,524	337,265
Hardware and Others	815,106	795,867	572,199

Total	1,848,298	2,224,622	1,919,760
Music
Recorded Music — Streaming	197,439	227,513	276,039
Recorded Music — Others	249,521	199,413	191,114
Music Publishing	74,360	106,666	157,478
Visual Media and Platform	263,472	261,433	213,961

Total	784,792	795,025	838,592
Pictures
Motion Pictures	448,945	436,017	475,061
Television Productions	289,024	288,816	301,224
Media Networks	272,204	260,437	234,429

Total	1,010,173	985,270	1,010,714
Electronics Products & Solutions
Televisions	861,763	788,423	646,513
Audio and Video	357,194	362,580	346,060
Still and Video Cameras	415,318	421,506	384,142
Mobile Communications	713,916	487,330	362,144
Other	234,622	243,328	231,021

Total	2,582,813	2,303,167	1,969,880
Imaging & Sensing Solutions	726,892	770,622	985,259
Financial Services	1,221,235	1,274,708	1,299,847
All Other	351,527	299,806	214,999
Corporate	18,252	12,467	20,834

Consolidated total	8,543,982	8,665,687	8,259,885

Sales and Operating Revenue Attributed to Countries and Areas Based on Location of External Customers and Long-Lived Assets
Sales and operating revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2018, 2019 and 2020 and property, plant and equipment, net and right-of-use assets as of March 31, 2019 and 2020 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Sales and operating revenue:
Japan	2,625,619	2,591,784	2,472,479
United States	1,835,705	1,982,135	1,864,390
Europe	1,841,457	1,862,166	1,697,791
China	674,718	770,416	845,235
Asia-Pacific	1,024,179	912,193	892,026
Other Areas	542,304	546,993	487,964

Total	8,543,982	8,665,687	8,259,885

	Yen in millions
	March 31
	2019	2020
Property, plant and equipment, net and right-of-use assets*:
Japan	590,694	946,922
United States	113,581	214,226
Europe	22,622	67,799
China	11,694	17,996
Asia-Pacific	34,273	46,932
Other Areas	4,189	7,379

Total	777,053	1,301,254

*	As of March 31, 2020, the amounts include operating lease right-of-use assets, which were recognized from April 1, 2019 onward as a result of the adoption of ASU 2016-02.